                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 717 FIFTH AVENUE
      10TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY       August 13, 2012
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            54

Form 13F Information Table Value Total:     5,013,827
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

13F Securities at  06/30/12

                                                                                                           VOTING AUTHORITY
                                                             VALUE     SHARES/             INVSTMT   -----------------------------
NAME OF ISSUER               TITLE OF CLASS      CUSIP      (X$1000)   PRN AMT     SH/PRN  DSCRTN      SOLE     SHARED      NONE
----------------------       --------------    ---------    --------   ---------   ------  --------  ---------  -------   --------
Amdocs Ltd                     ORD             010510864    80,420     2,705,914     SH    SOLE      2,605,174     0       100,740
Annaly Capital Management      COM             035710409    12,777     761,419       SH    SOLE      734,799       0       26,620
Aon Corp                       COM             037389103    110,098    2,353,536     SH    SOLE      2,271,746     0       81,790
Applied Materials Inc          COM             038222105    144,617    12,635,847    SH    SOLE      12,182,807    0       453,040
Automatic Data Processing      COM             053015103    41,672     748,693       SH    SOLE      721,296       0       27,397
Bank of America Corp           7.25%CNV PFD L  060505682    98,071     100,586       SH    SOLE      97,098        0       3,488
Baker Hughes Inc               COM             057224107    124,997    3,041,282     SH    SOLE      2,929,932     0       111,350
Berkshire Hathaway Inc.-Cl A   CL A            084670108    284,375    2,276         SH    SOLE      2,194         0       82
Berkshire Hathaway Inc.-Cl B   CL B            084670702    135,699    1,628,456     SH    SOLE      1,569,884     0       58,572
CVS Caremark Corp              COM             126650100    77,385     1,656,004     SH    SOLE      1,599,084     0       56,920
Cimarex Energy Co              COM             171798101    37,213     675,126       SH    SOLE      650,422       0       24,704
Cisco Systems Inc              COM             17275R102    105,018    6,116,366     SH    SOLE      5,901,866     0       214,500
Contango Oil & Gas             COM NEW         21075N204    24,701     417,247       SH    SOLE      402,437       0       14,810
DeVry Inc.                     COM             251893103    71,994     2,324,635     SH    SOLE      2,237,366     0       87,269
Dell Inc.                      COM             24702R101    172,992    13,828,268    SH    SOLE      13,340,078    0       488,190
Devon Energy Corp New          COM             25179M103    312,843    5,394,780     SH    SOLE      5,197,371     0       197,409
Diageo PLC - ADR               SPON ADR New    25243Q205    13,888     134,739       SH    SOLE      134,739       0       0
Energizer Holdings INC         COM             29266R108    54,936     730,047       SH    SOLE      704,017       0       26,030
Expeditors Intl of
   Washington Inc.             COM             302130109    160,163    4,133,248     SH    SOLE      3,985,688     0       147,560
Gold SPDR Trust                GOLD SHS        78463V107    12,235     78,839        SH    SOLE      78,839        0       0
Gold iShares Trust ETF         ISHARES         464285105    182,277    11,714,462    SH    SOLE      11,714,462    0       0
Goldman Sachs                  COM             38141G104    48,949     510,630       SH    SOLE      492,400       0       18,230
Hewlett Packard Co.            COM             428236103    122,267    6,079,924     SH    SOLE      5,859,668     0       220,256
IAMGOLD Corp.                  COM             450913108    53,969     4,573,640     SH    SOLE      4,573,640     0       0
Ingram Micro Inc               CL A            457153104    77,432     4,432,295     SH    SOLE      4,276,405     0       155,890
JDA Software Group             COM             46612K108    80,431     2,709,036     SH    SOLE      2,612,786     0       96,250
Liberty Interactive Corp       INT COM SER A   53071M104    42,595     2,396,323     SH    SOLE      2,310,994     0       85,329
Marsh & McLennan Co            COM             571748102    38,995     1,209,906     SH    SOLE      1,165,766     0       44,140
Mastercard Inc. Class A        CL A            57636Q104    163,739    380,692       SH    SOLE      366,704       0       13,988
Microsoft                      COM             594918104    263,014    8,598,039     SH    SOLE      8,291,742     0       306,297
National Cinemedia Inc         COM             635309107    876        57,730        SH    SOLE      55,560        0       2,170
Net 1 UEPS Technologies        COM NEW         64107N206    99,785     11,921,793    SH    SOLE      11,599,480    0       322,313
Newmont Mining Corp.           COM             651639106    16,111     332,110       SH    SOLE      332,110       0       0
News Corp - Class A            CL A            65248E104    23,130     1,037,663     SH    SOLE      980,156       0       57,507
News Corp - Class B            CL B            65248E203    78,819     3,499,953     SH    SOLE      3,393,868     0       106,085
Nortel Inversora - ADR         SPON ADR PFD B  656567401    1,843      117,974       SH    SOLE      117,974       0       0
Occidental Petroleum Corp      COM             674599105    102,698    1,197,367     SH    SOLE      1,154,227     0       43,140
Oracle Corp                    COM             68389X105    175,289    5,901,983     SH    SOLE      5,686,014     0       215,969
SK Telecom-ADR                 SPONSORED ADR   78440P108    146,799    12,132,165    SH    SOLE      11,814,655    0       317,510
Seacor Holdings Inc.           COM             811901101    60,880     681,140       SH    SOLE      656,450       0       24,690
Sealed Air Corp                COM             81211K100    114,458    7,413,085     SH    SOLE      7,154,136     0       258,949
Spansion Inc. CLA              COM CL A NEW    84649R200    24,058     2,191,042     SH    SOLE      2,113,842     0       77,200
Staples Inc.                   COM             855030102    184,762    14,158,029    SH    SOLE      13,662,318    0       495,711
Symantec Corp                  COM             871503108    74,018     5,066,256     SH    SOLE      4,889,456     0       176,800
Telecom Argentina - ADR        SPON ADR REP B  879273209    2,347      198,730       SH    SOLE      198,730       0       0
Telephone & Data Systems       COM NEW         879433829    28,884     1,356,713     SH    SOLE      1,306,785     0       49,928
Texas Instruments Inc.         COM             882508104    112,908    3,935,439     SH    SOLE      3,791,429     0       144,010
Total SA - Spon ADR            SPONSORED ADR   89151E109    265,118    5,898,054     SH    SOLE      5,752,224     0       145,830
US Cellular Corp               COM             911684108    22,263     576,469       SH    SOLE      511,270       0       65,199
Valassis Communications Inc.   COM             918866104    74,309     3,416,505     SH    SOLE      3,296,325     0       120,180
Walgreen Co                    COM             931422109    17,915     605,662       SH    SOLE      583,912       0       21,750
Washington Post                CL B            939640108    192,469    514,872       SH    SOLE      496,382       0       18,490
Yahoo Inc                      COM             984332106    37,107     2,344,088     SH    SOLE      2,261,878     0       82,210
Zebra Technologies             CL A            989207105    7,218      210,063       SH    SOLE      202,373       0       7,690

                                                            5,013,827
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